COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Aug. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2021
Loss Contingencies [Line Items]
Operating Lease, Expense			$ 45,000
Operating Lease, Right-of-Use Asset		$ 58,914	17,925
Operating Lease, Liability, Current		41,618	14,724
Operating Lease, Liability, Noncurrent		14,723	0
Minimum future royalty payments		0	0
Other Income		98,701	198,910
[custom:RoyaltyAdvance-0]		$ 0	0
Initial license fee	$ 75,000
Minimum [Member]
Loss Contingencies [Line Items]
Maintenance fees	15,000
Maximum [Member]
Loss Contingencies [Line Items]
Maintenance fees	$ 25,000
Pharmaceutical Marketing Partner [Member]
Loss Contingencies [Line Items]
Deferred Revenue				$ 1,000,000
Other Income			$ 1,000,000